Revenues (Disaggregated Revenue) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 17,304	$ 17,046	$ 16,828
Remaining performance obligation	103	102
Total freight revenues
Disaggregation of Revenue [Line Items]
Revenues	16,681	16,395	16,236
Petroleum and chemicals
Disaggregation of Revenue [Line Items]
Revenues	3,478	3,414	3,195
Metals and minerals
Disaggregation of Revenue [Line Items]
Revenues	1,962	2,048	2,048
Forest products
Disaggregation of Revenue [Line Items]
Revenues	1,839	1,931	1,943
Coal
Disaggregation of Revenue [Line Items]
Revenues	960	929	1,017
Grain and fertilizers
Disaggregation of Revenue [Line Items]
Revenues	3,658	3,422	3,265
Intermodal
Disaggregation of Revenue [Line Items]
Revenues	3,892	3,757	3,823
Automotive
Disaggregation of Revenue [Line Items]
Revenues	892	894	945
Other revenues
Disaggregation of Revenue [Line Items]
Revenues	$ 623	$ 651	$ 592